Document and Entity Information	May 01, 2026
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0000351834
Document Type	8-K
Document Period End Date	May 01, 2026
Entity Registrant Name	SUNOPTA INC.
Entity Incorporation State Country Code	Z4
Entity File Number	001-34198
Entity Address, Address Line One	7078 Shady Oak Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	(952)
Local Phone Number	820-2518
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares
Trading Symbol	STKL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false